Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other comprehensive income [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	$ (1,130)	$ 37
Foreign exchange contracts designated as a hedging instrument	(1,663)	617
Foreign exchange contracts not designated as a hedging instrument
Total foreign exchange contracts	(2,793)	654
Revenues [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	(520,817)
Foreign exchange contracts designated as a hedging instrument	235
Foreign exchange contracts not designated as a hedging instrument
Total foreign exchange contracts	521,052
Cost of revenues [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	301,423	322,388
Foreign exchange contracts designated as a hedging instrument	(198)	(24)
Foreign exchange contracts not designated as a hedging instrument
Total foreign exchange contracts	301,225	322,364
Research and development, net [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	84,012	94,253
Foreign exchange contracts designated as a hedging instrument	(279)	(382)
Foreign exchange contracts not designated as a hedging instrument
Total foreign exchange contracts	83,733	93,871
Selling, general and administrative [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	205,224	231,138
Foreign exchange contracts designated as a hedging instrument	(397)	(525)
Foreign exchange contracts not designated as a hedging instrument
Total foreign exchange contracts	204,827	230,613
Financial expenses (income), net [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	575	(4,555)
Foreign exchange contracts designated as a hedging instrument
Foreign exchange contracts not designated as a hedging instrument	6,194	(2,868)
Total foreign exchange contracts	$ 6,769	$ (7,423)